Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of May 2015
Collection Period Start	1-May-15	Distribution Date	15-Jun-15
Collection Period End	31-May-15	30/360 Days	30
Beg. of Interest Period	15-May-15	Actual/360 Days	31
End of Interest Period	15-Jun-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,011,912,858.76	785,804,959.21	761,267,970.11	0.7523059
Total Securities		1,011,912,858.76	785,804,959.21	761,267,970.11	0.7523059
Class A-1 Notes	0.180000%	128,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.480000%	182,500,000.00	133,446,050.23	121,177,555.68	0.6639866
Class A-2b Notes	0.345600%	182,500,000.00	133,446,050.23	121,177,555.68	0.6639866
Class A-3 Notes	0.800000%	242,000,000.00	242,000,000.00	242,000,000.00	1.0000000
Class A-4 Notes	1.040000%	115,000,000.00	115,000,000.00	115,000,000.00	1.0000000
Certificates	0.000000%	161,912,858.76	161,912,858.76	161,912,858.76	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	12,268,494.55	53,378.42	67.2246277	0.2924845
Class A-2b Notes	12,268,494.55	39,713.54	67.2246277	0.2176084
Class A-3 Notes	0.00	161,333.33	0.0000000	0.6666667
Class A-4 Notes	0.00	99,666.67	0.0000000	0.8666667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	24,536,989.10	354,091.96

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				10,972,475.33
Monthly Interest				3,327,380.19
Total Monthly Payments				14,299,855.52

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				530,381.83
Aggregate Sales Proceeds Advance				4,068,505.23
Total Advances				4,598,887.06

Vehicle Disposition Proceeds:
Reallocation Payments				6,885,788.80
Repurchase Payments				50,929.48
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				9,377,745.80
Excess Wear and Tear and Excess Mileage				48,786.26
Remaining Payoffs				0.00
Net Insurance Proceeds				637,492.69
Residual Value Surplus				107,929.03
Total Collections				36,007,414.64

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	6,458,685.80			434
Involuntary Repossession	219,012.00			12
Voluntary Repossession	208,091.00			11
Full Termination	-			-
Bankruptcy	-			-
Insurance Payoff		630,016.40		31
Customer Payoff			22,894.99	1
Grounding Dealer Payoff			6,339,570.99	289
Dealer Purchase			2,435,740.60	96
Total	6,885,788.80	630,016.40	8,798,206.58	874

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of May 2015

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	38,443	895,398,795.82	7.00000%	785,804,959.21
Total Depreciation Received		(12,471,738.93)		(10,331,805.80)
Principal Amount of Gross Losses	(62)	(1,518,590.26)		(1,332,890.20)
Repurchase / Reallocation	(2)	(53,233.16)		(50,929.48)
Early Terminations	(167)	(3,410,858.65)		(3,014,196.02)
Scheduled Terminations	(503)	(10,909,437.49)		(9,807,167.60)
Pool Balance - End of Period	37,709	867,034,937.33		761,267,970.11

Remaining Pool Balance
Lease Payment				194,504,357.93
Residual Value				566,763,612.18
Total				761,267,970.11

III. DISTRIBUTIONS

Total Collections					36,007,414.64
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					36,007,414.64

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					368,770.97
3. Reimbursement of Sales Proceeds Advance					6,012,751.99
4. Servicing Fee:
Servicing Fee Due					654,837.47
Servicing Fee Paid					654,837.47
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					7,036,360.43

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					53,378.42

Class A-2 Notes Monthly Interest Paid					53,378.42
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					39,713.54

Class A-2 Notes Monthly Interest Paid					39,713.54
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					161,333.33

Class A-3 Notes Monthly Interest Paid					161,333.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of May 2015

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	99,666.67

Class A-4 Notes Monthly Interest Paid	99,666.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	354,091.96
Total Note and Certificate Monthly Interest Paid	354,091.96
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	28,616,962.25

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	24,536,989.10

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	24,536,989.10
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,079,973.15

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of May 2015

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,059,564.29
Required Reserve Account Amount		15,178,692.88
Beginning Reserve Account Balance		15,178,692.88
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		15,178,692.88
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		4,079,973.15
Gross Reserve Account Balance		19,258,666.03
Remaining Available Collections Released to Seller		4,079,973.15
Total Ending Reserve Account Balance		15,178,692.88

V. POOL STATISTICS

Weighted Average Remaining Maturity		13.96
Monthly Prepayment Speed		98%
Lifetime Prepayment Speed		82%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,137,297.41
Securitization Value of Defaulted Receivables and Casualty Receivables	1,332,890.20	62
Aggregate Defaulted and Casualty Gain (Loss)	(195,592.79)
Pool Balance at Beginning of Collection Period	785,804,959.21
Net Loss Ratio	-0.0249%

Cumulative Net Losses for all Periods	0.2054%	2,077,997.35

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,913,596.62	243
61-90 Days Delinquent	863,134.56	41
91-120+ Days Delinquent	390,289.76	19
Total Delinquent Receivables:	6,167,020.94	303
60+ Days Delinquencies as Percentage of Receivables	0.16%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	6,439,820.80	432
Securitization Value	7,201,861.70
Aggregate Residual Gain (Loss)	(762,040.90)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	26,495,781.30	1,705
Cumulative Securitization Value	29,732,883.10
Cumulative Residual Gain (Loss)	(3,237,101.80)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		9,205,885.59
Reimbursement of Outstanding Advance		6,012,751.99
Additional Advances for current period		4,068,505.23
Ending Balance of Residual Advance		7,261,638.83

Beginning Balance of Payment Advance		1,176,040.20
Reimbursement of Outstanding Payment Advance		368,770.97
Additional Payment Advances for current period		530,381.83
Ending Balance of Payment Advance		1,337,651.06

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of May 2015

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No